BUSINESS COMBINATIONS AND INVESTMENT TRANSACTIONS (Details 3) In Millions, unless otherwise specified		1 Months Ended				1 Months Ended
	Dec. 31, 2012 RUB	Jul. 31, 2013 Yandex.Money USD ($)	Jul. 31, 2013 Yandex.Money RUB	Jul. 04, 2013 Yandex.Money RUB	Dec. 31, 2012 Yandex.Money RUB	Jul. 31, 2013 Yandex.Money Maximum RUB
ASSETS HELD FOR SALE AND LIABILITIES RELATED TO ASSETS HELD FOR SALE
Percentage of interest in the charter capital sold		75.00%	75.00%
Amount of interest excluded from the percentage of interest sold in the charter capital						1
Consideration for sale of interest		59.1	1,964.0
Gain on sale and deconsolidation of the subsidiary		62.2	2,035.0
Percentage of noncontrolling interest held by parent		25.00%	25.00%
Amount of noncontrolling interest in addition to ownership percentage			1
Assets held for sale
Cash and cash equivalents				1,195	1,164
Term deposits				280	150
Funds receivable, net				192	190
Goodwill				378	378
Other				120	142
Total assets held for sale	2,024			2,165	2,024
Liabilities related to assets held for sale
Funds payable and amounts due to customers				1,653	1,596
Other				52	23
Total liabilities related to assets held for sale	1,619			1,705	1,619